STOCK-BASED COMPENSATION - Assumptions Used to Estimate Fair Value of Options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility (as a percent)		129.54%
Expected term in years		5 years 10 months 2 days
Dividend rate	0.00%	0.00%
Risk-free interest rate		4.34%
Fair value of common stock on grant date (in usd per share)		$ 3,298.42